Document and Entity Information	May 07, 2020
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0000794323
Document Type	8-K
Document Period End Date	May 07, 2020
Entity Registrant Name	Level 3 Parent, LLC
Entity Incorporation State Country Code	DE
Entity File Number	001-35134
Entity Tax Identification Number	47-0210602
Entity Address, Address Line One	1025 Eldorado Blvd.
Entity Address, City or Town	Broomfield
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80021
City Area Code	(720)
Local Phone Number	888-1000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false